Data Comparison
Run Date - 9/15/2022

Recovco Loan ID	Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXFTSH	XXXX9159	Subject Property Type	PUD	Investor 1-4				Initial